Subsequent events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent events
Note 32 - Subsequent events
At a Special General Meeting on January 11, 2021, shareholders approved the increase of the Company’s authorized share capital from $11.9 million divided into 238,653,846 common shares of $0.05 par value each to $14.5 million divided into 290,000,000 common shares of $0.05 par value each by authorizing an additional 51,346,154 common shares of $0.05 par value each.
On January 22, 2021, we conducted a private placement of $46 million by issuing 54,117,647 new depository receipts at a subscription price of $0.85 per depository receipt. On January 26, 2021, the January equity offering was settled and the Company's issued share capital was increased by $2.7 million to $13.7 million, divided into 274,436,351 common shares with a nominal value of $0.05 per common share.

On January 30, 2021 the Company finalized agreements with Keppel, PPL and the lenders under the Hayfin Facility, the New Bridge Facility and the Syndicated Facility to amend the terms of the PPL Facilities, the Existing Keppel Facilities and the terms for delivery of the undelivered rigs from Keppel, the Hayfin facility, the New Bridge Facility and the Syndicated Facility. The amendments are described in (A)-(E) below and will become effective in 2021.

(A) Keppel
(i) Delivery dates for the five undelivered rigs are extended to the following: for the "Tivar", June 2023, for the "Vale", July 2023, for the "Var", September 2023, for the "Huldra", October 2023, and for the "Heidrun", December 2023. (ii) All purchase price installments, holding costs and cost cover payments in respect of the five undelivered rigs are deferred until 2023, other than interim payments totaling $6 million in 2021, and $12 million in 2022. (iii) Maturity dates for the loans of the three delivered rigs are extended by one year. (iv) Interest payment date in respect of the delivered vessels deferred by one year to the fourth anniversary of each loan. (v) Limitations on certain payments to other creditors other than certain permitted payments. (vi) Rights to Keppel to terminate newbuilding contracts with no refund or other compensation to the rig owner(s) if it receives an offer form a third party, unless Borr purchases the rigs at the contract price within a certain time period.

(B) PPL
(i) Date for repayment of Seller's Credit on the rigs are amended to May 2023. (ii) All interest on the Seller's Credit for the rigs is deferred until March 2023 and capitalized other than $6 million of interim payments due in 2021 and $12 million of interim payments due in 2022. (iii) Capitalized interest guaranteed by Borr IHC Limited. (iv) Requirement to provide additional security if value of any rig falls below $70 million in 2021, $75 million in 2022 or $80 million thereafter. (v) Minimum liquidity covenants to match the levels in the $450 million Syndicated Senior Secured Credit Facilities. (vi) Purchase option in respect of the “Gyme” in order to repay the secured debt on the relevant rig, with the right for the company to repay/refinance loan and retain rig within a certain time period. (vii) Limitations on certain payments to other creditors other than certain permitted payments. (viii) Certain other undertakings and covenants amended.
(C) Hayfin
(i) The maturity date for the loans is extended to the first quarter of 2023. (ii) The requirement to replenish the restricted cash in the minimum liquidity accounts is extended until 1 October 2021. (iii) The value to loan covenant ratio is reduced from 175% to 140%. (iv) Limitations on certain payments to other creditors other than certain permitted payments. (v) Purchase option for the benefit of Hayfin in respect of the “Thor” and “Skald” unless the rigs are activated, in order to repay the secured debt on the relevant rig, with the right for the company to repay/refinance loan and retain rig within a certain time period. (vi) Certain other undertakings and covenants amended.

(D) Syndicated Senior Secured Credit Facilities
(i) All amortizations and facility reductions including final maturity pushed out to January 2023. (ii) Certain interest payments due in 2020 deferred by one year into 2021. (iii) Minimum liquidity requirements reduced to the following: Company to maintain minimum liquidity of at least $5 million in cash during 2021, to be increased to $10 million from year end 2021 and further to $15 million from end of second quarter of 2022. (iv) Minimum book equity ratio level reduced, and to be equal to at least 25% in 2021, 30% in 2022 and 35% from 2023. (v) Debt service cover ratio covenant to be waived until final maturity. (vi) Minimum value to loan covenant level reduced from 175% to 140%. (vii) Certain other covenants amended.
(E) New Bridge Revolving Credit Facility
(i) All principal maturities and facility reductions including final maturity pushed out to January 2023. (ii) Certain interest payments due in 2020 deferred by one year into 2021. (iii) Minimum liquidity requirements reduced to the following: Company to maintain minimum liquidity of at least $5 million in cash during 2021, to be stepped up to $10 million from year end 2021 and further to $15 million from end of second quarter 2022. (iv) Minimum book equity ratio level reduced, and to be at all times equal to at least 25%. (v) Debt service cover ratio covenant to be waived until final maturity. (vi) Minimum value to loan covenant level reduced from 175% to 140%. (vii) Certain other covenants amended.
Following our equity offering which closed on January 26, 2021 and in accordance with the loan agreement for the Company's $350 million 3.875% Senior Unsecured convertible bonds, an adjustment to the conversion price from $32.7743 to $31.7946 per depository receipt listed on the Oslo Stock Exchange was triggered.
On November 2, 2020, the Company entered into an agreement to sell its cold stacked jack-up rig "Balder" to BW Energy. The completion of the sale took place in February 2021, and the Company has received a total of $4.5 million in sale proceeds.
On March 18, 2021, the Company issued a total amount of 550,263 treasury shares to Directors relating to 2020 compensation. After issuance of these shares the Company's issued share capital was 274,436,351 common shares, the Company owned 909,451 treasury shares and the Company's outstanding share capital was 273,526,900 shares of nominal value of $0.05 per common share.